Note 21 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total		$ (11,288)
Total	$ 47,393
Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Inputs, Level 2 [Member]
Total		(11,288)
Total	47,393
Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Foreign Exchange Forward [Member]
Interest rate -liability position		(406)
Interest rate -asset position	2,379
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position		0
Interest rate -asset position	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position		(406)
Interest rate -asset position	2,379
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position		0
Interest rate -asset position	0
Interest Rate Swap [Member]
Interest rate -liability position		(4,145)
Interest rate -asset position	35,877	3,429
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position		0
Interest rate -asset position	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position		(4,145)
Interest rate -asset position	35,877	3,429
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position		0
Interest rate -asset position	0	0
Forward Freight Agreements [Member]
Interest rate -asset position	108
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	108
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Bunker Swap Agreements [Member]
Interest rate -liability position	(12)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(12)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0
Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(15,898)	(10,166)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(15,898)	(10,166)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0	$ 0
Interest Rate Cap [Member]
Interest rate -asset position	24,939
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	24,939
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	$ 0